Parent Company Financial Data - Condensed Statements of Income (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Income Statements, Captions [Line Items]
Other income	$ 509	$ 318	$ 529
Interest expense	(1,310)	(1,733)	(1,960)
Other operating expense	(2,545)	(2,342)	(2,286)
Income tax benefit	(895)	(806)	(648)
Net income	2,211	2,007	1,679
Consolidated net income	2,211	2,007	1,679
Less: Net income attributable to noncontrolling interest	(593)	(592)	(591)
Net income attributable to Uwharrie Capital Corp	1,618	1,415	1,088
Net Income available to common shareholders	$ 1,618	$ 1,415	$ 1,088
Net income (loss) per common share
Basic	$ 0.23	$ 0.20	$ 0.14
Diluted	$ 0.23	$ 0.20	$ 0.14
Weighted average shares outstanding
Basic	7,096,969	7,193,712	7,595,948
Diluted	7,097,075	7,193,712	7,595,948
Consolidated [Member]
Condensed Income Statements, Captions [Line Items]
Equity in undistributed earnings (loss) of subsidiaries	$ 375	$ 2,760	$ 1,456
Dividends received from subsidiaries	2,500		1,000
Interest income	6	8	11
Other income	77	81	87
Interest expense	(585)	(612)	(583)
Other operating expense	(445)	(555)	(624)
Income tax benefit	283	325	332
Net income	2,211	2,007	1,679
Consolidated net income	2,211	2,007	1,679
Less: Net income attributable to noncontrolling interest	(593)	(592)	(591)
Net income attributable to Uwharrie Capital Corp	1,618	1,415	1,088
Net Income available to common shareholders	$ 1,618	$ 1,415	$ 1,088
Net income (loss) per common share
Basic	$ 0.23	$ 0.20	$ 0.14
Diluted	$ 0.23	$ 0.20	$ 0.14
Weighted average shares outstanding
Basic	7,096,969	7,193,712	7,595,948
Diluted	7,097,075	7,193,712	7,595,948